Concentrations (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Concentrations [Line Items]
Default risk allowance for credit losses	$ 4,095,348	$ 2,161,025
Received amount	12,916	273,257
Default Risk [Member]
Concentrations [Line Items]
Default risk allowance for credit losses	$ 3,765,707	2,063,017
Company P [Member]
Concentrations [Line Items]
Accounts receivable gross		256,000
Allowance for credit losses		2,007
Customers risk total revenue percentage	100.00%
Company O [Member]
Concentrations [Line Items]
Accounts receivable gross		85,000
Received amount		$ 85,000